Annual Fund Operating Expenses - AZL MetWest Total Return Bond Fund - AZL MetWest Total Return Bond Fund	Apr. 30, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	(0.10%)	[1]
Net Expenses (as a percentage of Assets)	0.82%	[1],[2]

[1]
The Manager and the Fund have entered into a written agreement reducing the management fee to 0.50% through at least April 30, 2022, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.

[2]	After Fee Waiver